Share-based Payments (Details) - Schedule of number of performance rights outstanding over unissued ordinary shares	12 Months Ended
Jun. 30, 2022 $ / shares
3 Mar 2017 [Member]
Share-based Payments (Details) - Schedule of number of performance rights outstanding over unissued ordinary shares [Line Items]
No of Rights	2,000,000
Expiry Date	Mar. 03, 2022
Fair Value per Right at Grant Date	$ 0.72
Vesting	Vested and exercised
3 Sep 2018 [ Member]
Share-based Payments (Details) - Schedule of number of performance rights outstanding over unissued ordinary shares [Line Items]
No of Rights	3,000,000
Expiry Date	Sep. 03, 2021
Fair Value per Right at Grant Date	$ 0.185
Vesting	Vested and exercised